401(k) Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
401(k) Plans

16.	401(k) PLANS

Substantially all of the Company’s employees may elect to defer a portion of their annual compensation in the Company-sponsored 401(k) tax-deferred savings plans. The Company makes matching contributions in these plans. The amount charged to expense for these plans was $12,324 for the year ended December 31, 2018. There was no expense for year ended December 31, 2017.